NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (RENEWABLE ENERGY EFFICIENCY PROGRAMS) (Detail)	12 Months Ended
Dec. 31, 2014
Renewable Energyand Energy Efficiency Standards [Abstract]
Renewable Energy Target Percentage	15.00%
Distributed Generation Requirement Target Percentage	30.00%
Renewable Energy Standard, Year by which target is reached	2025
Percentage of Electric Energy Efficiency Standards Target Retail Savings on Sales	22.00%
Energy Efficiency Standard, Year by which target retail saving is reached	2020